Sweater Cashmere Fund
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

Fair Value
Convertible Debt in Portfolio Companies - 5.8%
Financial Technology - 1.9%
Trellis Technologies, Inc., Principal $250,000, 8.00%, due 11/3/24[1,3]	$250,000

Healthcare - 3.9%
Cabinet Health P.B.C., Principal $500,000, 4.55%, due 2/3/25[1,3]	500,000

Total Convertible Debt in Portfolio Companies (Cost $750,000)	750,000

Equity Investments in Portfolio Companies - 23.1%
Consumer Goods and Retail - 4.3%
IQ Bar, Inc. Series B Preferred Stock, shares 41,553[1,2,3]	250,000
Nomadica Series Seed-6 Preferred Stock, shares 462,107 [1,2,3]	300,370
Total Consumer Goods and Retail	550,370

Consumer Technology - 4.0%
GO, Inc., Series Seed-1 Preferred Stock, shares 400,160[1,2,3]	519,640

Human Resource Technology - 8.5%
IsoTalent, Inc. Series Seed-1 Preferred Stock, shares 764,292[1,2,3]	1,099,503

Property Technology - 6.3%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock, shares 2,012,882[1,2,3]	300,000
Havenly, Inc. Series C-1 Preferred Stock, shares 63,848[1,2,3]	249,996
True Footage Inc. Series A Prime Preferred Stock, shares 38,836[1,2,3]	272,901
Total Property Technology	822,897

Total Equity Investments in Portfolio Companies (Cost $2,799,996)	2,992,410

Portfolio Funds - 3.5%
Private Investment Companies - 3.5%
Curate Capital Fund I, LP1,2,4	158,404
Ganas Ventures I, a series of Ganas Ventures, LP1,2,4,5	115,921
Impressionism Capital Fund I, L.P.[1,2,4]	25,000
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A1,2,4,5	149,527

Total Portfolio Funds (Cost $470,000)	448,852

Simple Agreements for Future Equity in Portfolio Companies - 39.6%
Consumer Goods and Retail - 7.6%
Drupely, Inc. dba Graza[1,2,3]	220,000
FEAT Socks, Inc.[1,2,3]	250,000
Frances Valentine, LLC[1,2,3]	500,000
Total Consumer Goods and Retail	970,000

Consumer Technology - 9.0%
After Services, Inc. - Tranche 1[1,2,3]	267,500
After Services, Inc. - Tranche 2[1,2,3]	267,500
Hearth Display, Inc.[1,2,3]	250,000
SweatPals, Inc.[1,2,3]	125,000
The Last Gameboard, Inc.[1,2,3]	250,000
Total Consumer Technology	1,160,000

Education Technology - 2.4%
EdInvent, Inc. dba Accredible[1,2,3]	312,500

Financial Technology - 4.0%
EarlyBird Central, Inc.[1,2,3]	410,000
Nada Holdings, Inc.[1,2,3]	108,000
Total Financial Technology	518,000

Healthcare - 3.9%
Lazzaro Medical, Inc.[1,2,3]	262,500
Pear Suite, Inc.[1,2,3]	250,000
Total Healthcare	512,500

Health Technology - 8.8%
Grapefruit Health, Inc.[1,2,3]	125,000
Parallel Health, Inc.[1,2,3]	262,500
Time Therapeutics Inc. (Hone Health)[1,2,3]	250,000
Wyndly Health, Inc.[1,2,3]	500,000
Total Digital Health	1,137,500

Logistics Technology - 1.9%
Shappi, Inc.[1,2,3]	250,000

Property Technology - 2.0%
Cloud Apartments, Inc.[1,2,3]	250,000

Total Simple Agreements for Future Equity in Portfolio Companies (Cost $4,950,000)	5,110,500

Warrants - 0.0%
Financial Technology - 0.0%
Trellis Technologies, Inc., shares 25,000, exercise price $0, expiration date 5/31/29 [1,2,3]	-

Property Technology - 0.0%
Havenly, Inc., shares 31,924, exercise price $2.1206, expiration date 2/17/2028 [1,2,3]	-

Total Warrants (Cost $0)	-

Short-Term Investments - 31.0%
Goldman Sachs Financial Square Government Fund - Institutional Class, 5.14%, shares 4,004,384[6]	$4,004,384
Total Short-Term Investments (Cost $4,004,384)	4,004,384

Total Investments (Cost $12,974,380) - 103.0%	13,306,146
Liabilities in excess of other assets - (3.0%)	(386,170)
Net Assets - 100%	$12,919,976

P.B.C. - Public Benefit Corporation

LP - Limited Partnership

LLC - Limited Liability Company

[1]	Restricted security. The total value of these securities is $9,301,762, which represents 72.0% of Fund net assets. Please refer to Restricted Securities in the Notes to the Schedule of Investments.
[2]	Non-Income Producing
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $8,852,910, which represents 68.5% of Fund net assets.
[4]	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
[5]	Affiliated investment for which ownership exceeds 5% of the investment’s capital.
[6]	Rate disclosed represents the seven day yield as of period end.

Sweater Cashmere Fund

Notes to the schedule of investments

JUNE 30, 2023 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on June 30, 2023 is as follows:

	Initial		Fair	% of
Investments	Acquisition Date	Cost	Value	Net Assets
After Services, Inc. - Tranche 1	6/6/2022	$250,000	$267,500	2.1%
After Services, Inc. - Tranche 2	6/6/2022	250,000	267,500	2.1%
Cabinet Health P.B.C.	2/14/2023	500,000	500,000	3.9%
Cloud Apartments, Inc.	5/8/2023	250,000	250,000	1.9%
Curate Capital Fund I, LP	7/1/2022	170,000	158,404	1.2%
Drupely, Inc. dba Graza	6/17/2022	200,000	220,000	1.7%
EarlyBird Central, Inc.	6/3/2022	400,000	410,000	3.1%
EdInvent, Inc. dba Accredible	7/29/2022	250,000	312,500	2.4%
Eloit Street, Inc. dba Guest House Series C-2 Preferred Stock	11/8/2022	300,000	300,000	2.3%
FEAT Socks, Inc.	6/15/2022	250,000	250,000	1.9%
Frances Valentine, LLC	11/18/2022	500,000	500,000	4.0%
Ganas Ventures I, a series of Ganas Ventures, LP	7/1/2022	125,000	115,921	0.9%
GO, Inc. Series Seed-1 Preferred Stock	11/18/2022	500,000	519,640	4.1%
Grapefruit Health, Inc.	5/2/2023	125,000	125,000	1.0%
Havenly, Inc. Warrants	2/10/2023	-	-	0.0%
Havenly, Inc., Series C-1 Preferred Stock	2/10/2023	249,996	249,996	1.9%
Hearth Display, Inc.	1/6/2023	250,000	250,000	1.9%
Time Therapeutics Inc. (Hone Health)	5/25/2023	250,000	250,000	1.9%
Impressionism Capital Fund I, L.P.	4/20/2023	25,000	25,000	0.2%
IQ Bar, Inc. Series B Preferred Stock	8/12/2022	250,000	250,000	1.9%
IsoTalent, Inc. - Series Seed-1 Preferred Stock	7/8/2022	1,000,000	1,099,503	8.5%
Lazzaro Medical, Inc.	7/1/2022	250,000	262,500	2.0%
Nada Holdings, Inc.	6/17/2022	100,000	108,000	0.9%
Nomadica Series Seed-6 Preferred Stock	7/1/2022	250,000	300,370	2.4%
Parallel Health, Inc.	6/28/2022	250,000	262,500	2.0%
Pear Suite, Inc.	11/14/2022	250,000	250,000	1.9%
Shappi, Inc.	9/16/2022	250,000	250,000	1.9%
Stonks Y Combinator Summer 2022 Access Fund, a Series of Stonks Funds, LP - Class A	9/16/2022	150,000	149,527	1.2%
SweatPals, Inc.	5/3/2023	125,000	125,000	1.0%
The Last Game Board, Inc.	12/9/2022	250,000	250,000	1.9%
Trellis Technologies, Inc.	6/1/2023	250,000	250,000	1.9%
Trellis Technologies, Inc. Warrants	6/1/2023	-	-	0.0%
True Footage Inc. - Series A Prime Preferred Stock	7/29/2022	250,000	272,901	2.1%
Wyndly Health, Inc.	9/13/2022	500,000	500,000	3.9%
		$8,969,996	$9,301,762	72.0%